Commissions and banking fees (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Commissions And Banking Fees [Abstract]
Credit and debit cards	R$ 16,839	R$ 17,077	R$ 16,265
Current account services	3,407	4,109	4,742
Asset management	6,921	6,539	5,792
Funds	4,937	4,983	4,395
Consortia	1,984	1,556	1,397
Credit operations and financial guarantees	2,624	2,782	2,544
Credit operations	875	1,171	1,100
Financial guarantees	1,749	1,611	1,444
Payments and collections	6,786	7,395	9,078
Economic, financial and brokerage advisory	5,131	4,920	3,596
Custody services	914	641	602
Other	4,375	3,608	3,112
Total	R$ 46,997	R$ 47,071	R$ 45,731